Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
March 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.40%
Dividend yield	0.00%
Volatility	120.00%
Stock price	$ 3.85
Weighted average life	3 years
September 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	2.50%
Dividend yield	0.00%
Volatility	85.00%
Stock price	$ 7.18
Weighted average life	2 years